PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	$ 585,488		$ 640,939	$ 616,482
Less: accumulated depreciation	(552,724)		(601,232)	(567,606)
Property and equipment, net	32,764		39,707	48,876
Depreciation	4,292	$ 6,485	10,821	96,131	$ 118,564
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	581,216		598,738	575,891
Office furniture
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross	$ 4,272		4,417	4,249
Transportation equipment
PROPERTY AND EQUIPMENT, NET
Property, Plant and Equipment, Gross			$ 37,784	$ 36,342